UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03/31/2010


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristen Powers
Title:   Manager Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Kristen Powers	    Solana Beach, CA               04/20/2010
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: 158188000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3031   138792 SH       Sole                   133392              5400
AFLAC Inc.                     COM              001055102     4281    78849 SH       Sole                    75314              3535
Apache Petroleum               COM              037411105     2901    28579 SH       Sole                    27464              1115
Apollo Group                   COM              037604105     4374    71366 SH       Sole                    68754              2612
Baker Hughes                   COM              057224107     2451    52320 SH       Sole                    50250              2070
Best Buy Inc.                  COM              086516101     2885    67818 SH       Sole                    65423              2395
CVS Corp Del                   COM              126650100     1028    28130 SH       Sole                    26325              1805
Carnival Cruise Lines          COM              143658300     1217    31295 SH       Sole                    28970              2325
Cerner Corp                    COM              156782104     1810    21312 SH       Sole                    20387               925
Chevron Texaco Corp.           COM              166764100     2196    28959 SH       Sole                    28114               845
Citrix Systems                 COM              177376100      752    15835 SH       Sole                    14665              1170
Consumer Discretionary Select  COM              81369y407      417    12684 SH       Sole                    12444               240
Consumer Staples Select Sector COM              81369Y308      602    21540 SH       Sole                    20965               575
Danaher Corp Del               COM              235851102     1240    15520 SH       Sole                    14605               915
Dentsply Intl Inc.             COM              249030107     1495    42847 SH       Sole                    42232               615
Edwards Lifesciences           COM              28176e108     1084    10965 SH       Sole                    10090               875
Equal Weight Health Care - Ryd COM              78355w841     1151    18970 SH       Sole                    18535               435
Expeditors International       COM              302130109      204     5520 SH       Sole                     4520              1000
Exxon Mobil                    COM              30231G102      329     4908 SH       Sole                     4908
FPL Group Incorporated         COM              302571104     1166    24120 SH       Sole                    23720               400
Financial Select Sector - SPDR COM              81369Y605      718    44985 SH       Sole                    44155               830
Flir Systems                   COM              302445101     2760    97940 SH       Sole                    94185              3755
General Electric               COM              369604103     3498   192201 SH       Sole                   185166              7035
Goldman Sachs Group            COM              38141G104     3608    21146 SH       Sole                    20340               806
Google Inc.                    COM              38259p508     4729     8339 SH       Sole                     7984               355
Hansen Natural                 COM              411310105      975    22475 SH       Sole                    20105              2370
IBM                            COM              459200101      236     1841 SH       Sole                     1841
Icon PLC ADR                   COM              45103t107      942    35675 SH       Sole                    33095              2580
JP Morgan Chase & Co.          COM              46625H100     3883    86770 SH       Sole                    82325              4445
Johnson & Johnson              COM              478160104     3825    58665 SH       Sole                    56725              1940
MSCI Emerging Markets Index Fu COM              464287234     9918   235457 SH       Sole                   227962              7495
MSCI European Monetary Union I COM              464286608     2096    58329 SH       Sole                    54974              3355
MSCI Pacific ex-Japan - iShare COM              464286665     2510    58415 SH       Sole                    55420              2995
MSCI Singapore - iShares       COM              464286673     2566   223165 SH       Sole                   212010             11155
Medtronic, Inc.                COM              585055106     2284    50733 SH       Sole                    49083              1650
Microsoft Corp.                COM              594918104     1511    51595 SH       Sole                    50800               795
Monsanto Corp.                 COM              61166W101     2608    36520 SH       Sole                    34815              1705
Nice Systems Ltd               COM              653656108      889    28005 SH       Sole                    25945              2060
Norfolk Southern Corp.         COM              655844108      223     3993 SH       Sole                     3993
Paychex                        COM              704326107     1591    51805 SH       Sole                    51100               705
Pepsico Inc.                   COM              713448108     4031    60922 SH       Sole                    58577              2345
Potash Corp. of Saskatchewan   COM              73755L107     2067    17315 SH       Sole                    16720               595
Qualcomm                       COM              747525103     4695   111886 SH       Sole                   107201              4685
Quanta Services                COM              74762e102     1315    68625 SH       Sole                    66310              2315
Resmed                         COM              761152107     1171    18400 SH       Sole                    16365              2035
Russell Large-Cap Growth - iSh COM              464287614      352     6770 SH       Sole                     6480               290
Russell Large-Cap Value - iSha COM              464287598      206     3381 SH       Sole                     3271               110
Russell Mid-Cap Growth - iShar COM              464287481     3441    70909 SH       Sole                    66159              4750
Russell Mid-Cap Index Fund - i COM              464287499      613     6870 SH       Sole                     6840                30
Russell Small-Cap Growth - iSh COM              464287648     2179    29755 SH       Sole                    29015               740
Russell Small-Cap Index Fund - COM              464287655      425     6275 SH       Sole                     6225                50
Russell Small-Cap Value - iSha COM              464287630     1502    23520 SH       Sole                    23075               445
S&P Global Energy Sector - iSh COM              464287341     1317    37251 SH       Sole                    36378               873
S&P Global Industrial Index -  COM              464288729      338     6985 SH       Sole                     6895                90
S&P Global Technology Index -  COM              464287291      814    14075 SH       Sole                    13775               300
S&P Global Telecom Sector - iS COM              464287275     3915    73724 SH       Sole                    72859               865
S&P NA Technology Software Ind COM              464287515     2197    45248 SH       Sole                    44468               780
SPDR S&P BRIC 40               COM              78463x798     2718   107300 SH       Sole                   105280              2020
State Street Corp.             COM              857477103     4941   109453 SH       Sole                   105188              4265
Teva Pharmaceutical Industries COM              881624209     5201    82452 SH       Sole                    79372              3080
Toronto Dominion Bank          COM              891160509     3616    48491 SH       Sole                    46711              1780
Vanguard European Stock ETF    COM              922042874     3605    74905 SH       Sole                    74285               620
Vanguard Total Stock Market ET COM              922908769      294     4937 SH       Sole                     4937
Verizon Communications         COM              92343V104     1633    52642 SH       Sole                    49887              2755
Visa                           COM              92826c839     2687    29515 SH       Sole                    28320              1195
WP PLC ADS                     COM              92933h101     3044    59043 SH       Sole                    57203              1840
WalMart                        COM              931142103     5345    96130 SH       Sole                    92941              3189
Realty Income Corp.            REL              756109104     2359    76855 SH       Sole                    75135              1720
Absolute Strategies            OAS              34984t600      583    54700 SH       Sole                    54700
Gold Trust - SPDR              OAS              78463v107     5602    51422 SH       Sole                    50602               820